Expense Example, No Redemption - PGIM Floating Rate Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	322	569	835	1,596	175	588	1,027	2,046	74	269	481	1,091	68	268	485	1,108